Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Charges [Abstract]
Summary Of Restructuring Liability Balance

(In thousands)	Employee Severance and Termination Benefits	Lease Termination Costs	Total
Beginning balance at December 31, 2011	$-	$-	$-
Additions	2,387	594	2,981
Payments	-	(290)	(290)
Ending balance at December 31, 2012	$2,387	$304	$2,691